Financial Instruments - Summary of Reconciliation of Level 3 Fair Value Measurements of Financial Instruments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of equity [line items]
Beginning balance	$ 52,820,371
Ending balance	37,913,456	$ 52,820,371
Beginning balance	8,365,220	57,303,743	$ (10,152,284)
Ending balance	(13,286,931)	8,365,220	57,303,743
Level 3 | Unlisted Foreign Ordinary Shares
Disclosure of fair value measurement of equity [line items]
Subsequent measurement recognized in Other comprehensive income	235,567
Ending balance	235,567
Level 3 | K2 Warrants
Disclosure of fair value measurement of equity [line items]
Beginning balance	90,213	223,352
Issues		45,482	688,324
Subsequent measurement recognized in profit and loss	(2,520)	(178,621)	(464,972)
Ending balance	87,693	$ 90,213	$ 223,352
Level 3 | Tranche Warrants
Disclosure of fair value measurement of equity [line items]
Issues	3,465,180
Subsequent measurement recognized in profit and loss	(3,464,479)
Ending balance	$ 701